Statement to Securityholder

Ally Auto Receivables Trust 2012-2

Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-2

	Asset Type:	Consumer Retail
2. Factor Summary

3. Interest Summary	Closing Date:	3/14/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-2

5. Collateral Summary	Collection Period, Begin:	4/1/2012

	Collection Period, End:	4/30/2012

6. Charge-Off and Delinquency Rates	Determination Date:	5/10/2012

	Distribution Date:	5/15/2012

7. Credit Instruments	ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006AAA5	421,000,000.00	290,405,585.50	0.31390000	59,911,962.44	73,433.09	59,985,395.53	0.00	0.00	230,493,623.06
A-2	02006AAB3	573,000,000.00	573,000,000.00	0.56000000	0.00	267,400.00	267,400.00	0.00	0.00	573,000,000.00
A-3	02006AAC1	573,000,000.00	573,000,000.00	0.74000000	0.00	353,350.00	353,350.00	0.00	0.00	573,000,000.00
A-4	02006AAD9	133,440,000.00	133,440,000.00	1.00000000	0.00	111,200.00	111,200.00	0.00	0.00	133,440,000.00
B	02006AAE7	63,620,000.00	63,620,000.00	1.76000000	0.00	93,309.33	93,309.33	0.00	0.00	63,620,000.00
C	02006AAF4	49,990,000.00	49,990,000.00	2.26000000	0.00	94,147.83	94,147.83	0.00	0.00	49,990,000.00
Deal Totals		1,814,050,000.00	1,683,455,585.50		59,911,962.44	992,840.25	60,904,802.69	0.00	0.00	1,623,543,623.06

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor

A-1	689.79949050	142.30869938	0.17442539	142.48312477	0.00000000	547.49079112
A-2	1,000.00000000	0.00000000	0.46666667	0.46666667	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.61666667	0.61666667	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	0.83333333	0.83333333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.46666661	1.46666661	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.88333327	1.88333327	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	928.00947355
Ending Aggregate Note Pool Factor:	894.98284119

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End

A-1	290,405,585.50	4/16/2012	5/14/2012	Actual/360	N/A	N/A	0.31390000	0.31390000	73,433.09
A-2	573,000,000.00	4/16/2012	5/14/2012	30/360	N/A	N/A	0.56000000	0.56000000	267,400.00
A-3	573,000,000.00	4/16/2012	5/14/2012	30/360	N/A	N/A	0.74000000	0.74000000	353,350.00
A-4	133,440,000.00	4/16/2012	5/14/2012	30/360	N/A	N/A	1.00000000	1.00000000	111,200.00
B	63,620,000.00	4/16/2012	5/14/2012	30/360	N/A	N/A	1.76000000	1.76000000	93,309.33
C	49,990,000.00	4/16/2012	5/14/2012	30/360	N/A	N/A	2.26000000	2.26000000	94,147.83

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest Distribution	Interest Shortfall Amount	Actual Interest Distribution	Remaining Unpaid Interest
	Carryover Shortfall		Allocated/(Repaid)	(2) - (3) = (4)	Carryover Shortfall
					(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	73,433.09	0.00	73,433.09	0.00
A-2	0.00	267,400.00	0.00	267,400.00	0.00
A-3	0.00	353,350.00	0.00	353,350.00	0.00
A-4	0.00	111,200.00	0.00	111,200.00	0.00
B	0.00	93,309.33	0.00	93,309.33	0.00
C	0.00	94,147.83	0.00	94,147.83	0.00
Deal Totals	0.00	992,840.25	0.00	992,840.25	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

4. Collections and Distributions

Collections
Receipts During the Period	67,356,764.92
Administrative Purchase Payments	128,437.81
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	184,069.96
Other Fees or Expenses Paid	0.00
Total Collections	67,669,272.69

Beginning Reserve Account Balance	9,088,388.98
Total Available Amount	76,757,661.67

Distributions
Total Available Amount	76,757,661.67
Basic Servicing Fee	1,475,803.27
Aggregate Class A Interest Distributable Amount	805,383.09
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	93,309.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	94,147.83
Third Priority Principal Distributable Amount	41,735,184.48
Reserve Account Deposit	9,088,388.98
Noteholders' Regular Principal Distributable Amount	18,176,777.96
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	5,288,666.73

Supplemental Servicing Fees	51,017.17
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	88,431	85,847	84,452

Deal Totals	Aggregate Receivables Principal Balance	1,817,677,796.34	1,700,803,417.29	1,641,720,401.02

	Aggregate Amount Financed	1,894,974,561.16	1,770,963,924.94	1,708,464,318.44

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average	Average	Average Original	Average	Average	Average	Average	Average
		Coupon	Coupon	Maturity	Original	Original	Remaining	Remaining	Remaining
					Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	3.72000000	3.70385025	3.69622699	63.46	63.46	63.44	52.32	50.45	49.53

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.15%	1.28%	1.30%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,739,714,121.69	96,603.57	0.0666%	84,452	27	0.0320%
Preceding	1,802,643,926.50	29,809.93	0.0198%	85,847	22	0.0256%
Next Preceding	1,864,649,244.61	0.00	0.0000%	87,232	0	0.0000%
Three Month Average			0.0288%			0.0192%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,894,974,561.16	126,413.50	0.0067%	31 - 60 days	233	5,052,178.47
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2012-2 related to delinquencies, charge-offs or uncollectible accounts.				61 - 90 days	24	524,882.01
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	3	74,618.88

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	105	1,795,849.91
				Current Period	47	924,222.50
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	12	153,710.25
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	140	2,566,362.16

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve
				Draws	Releases		Account Balance
Cash Reserve	9,088,388.98	9,088,388.98	0.00	0.00	0.00	9,088,388.98	9,088,388.98

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	3,627,796.34
Current Overcollateralization	18,176,777.96
Overcollateralization Target	18,176,777.96

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2012-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-2 will perform in the future.

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